Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
January 31, 2021
IVE-QTLY-0321
1.9885310.103

Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
AUSTRALIA – 4.6%
Australia & New Zealand Banking Group Ltd.	13,436	$ 244,421
CSL Ltd.	920	191,799
Macquarie Group Ltd.	1,804	181,873
Rio Tinto Ltd.	3,279	277,520
TOTAL AUSTRALIA		895,613
AUSTRIA – 1.2%
ams AG (a)	6,223	156,414
OMV AG	2,023	85,382
TOTAL AUSTRIA		241,796
BERMUDA – 0.9%
Jardine Matheson Holdings Ltd.	3,075	177,735
TOTAL BERMUDA		177,735
CANADA – 8.6%
Canadian Apartment Properties REIT	236	9,459
Canadian National Railway Co.	2,081	210,991
CGI, Inc. (a)	1,675	134,398
Enbridge, Inc.	6,888	231,640
Fortis, Inc.	1,519	61,500
iA Financial Corp., Inc.	4,243	189,257
Manulife Financial Corp.	12,266	221,901
Nutrien Ltd.	7,390	364,337
The Bank of Nova Scotia	4,855	259,197
TOTAL CANADA		1,682,680
CAYMAN ISLANDS – 0.6%
CK Asset Holdings Ltd.	23,500	118,048
TOTAL CAYMAN ISLANDS		118,048
DENMARK – 2.0%
AP Moller - Maersk A/S Class B	90	186,998
Novo Nordisk A/S Class B	2,842	197,482
TOTAL DENMARK		384,480
FRANCE – 9.3%
Atos SE (a)	1,367	105,426
BNP Paribas S.A. (a)	4,504	217,673
Bouygues S.A.	4,546	179,054
Capgemini SE	1,019	147,939
Carrefour S.A.	4,513	76,705
Cie de Saint-Gobain (a)	4,718	235,466
Danone S.A.	1,667	111,307
Engie S.A. (a)	11,609	180,810
Sanofi	1,929	180,804
Sodexo S.A. (a)	2,240	199,912
TOTAL S.A.	4,436	188,060
TOTAL FRANCE		1,823,156

	Shares	Value
GERMANY – 10.7%
Allianz SE	1,124	$ 254,702
BASF SE	3,348	259,628
Bayer AG	2,090	126,741
Deutsche Post AG	3,607	178,835
Fresenius Medical Care AG & Co. KGaA	996	80,831
Fresenius SE & Co. KGaA	1,862	83,179
HeidelbergCement AG	2,405	178,290
Merck KGaA	631	105,561
SAP SE	1,913	243,566
Siemens AG	1,714	266,415
Uniper SE	3,862	135,597
Vonovia SE	2,854	191,188
TOTAL GERMANY		2,104,533
HONG KONG – 1.9%
AIA Group Ltd.	23,000	278,088
BOC Hong Kong Holdings Ltd.	35,000	104,722
TOTAL HONG KONG		382,810
ITALY – 1.2%
Enel SpA	23,000	228,879
TOTAL ITALY		228,879
JAPAN – 24.8%
Alfresa Holdings Corp.	8,200	163,303
Central Japan Railway Co.	1,400	197,908
Chubu Electric Power Co., Inc.	11,200	137,092
Daiwa House Industry Co. Ltd.	6,600	186,883
Fujitsu Ltd.	1,300	198,921
Hitachi Ltd.	5,800	238,548
Honda Motor Co. Ltd.	7,600	200,680
Inpex Corp.	11,500	66,455
ITOCHU Corp.	8,100	231,909
Japan Tobacco, Inc.	9,300	184,543
KDDI Corp.	7,000	205,865
Medipal Holdings Corp.	8,100	165,644
Mitsubishi Corp.	8,700	220,003
Mitsubishi UFJ Financial Group, Inc.	48,400	216,955
NEC Corp.	3,200	174,220
Nippon Telegraph & Telephone Corp.	8,100	202,548
Obayashi Corp.	16,200	135,548
ORIX Corp.	12,500	199,986
Otsuka Holdings Co. Ltd.	4,100	174,738
Panasonic Corp.	18,900	243,979
Sekisui House Ltd.	8,100	156,205
Seven & i Holdings Co. Ltd.	5,700	215,652
Shin-Etsu Chemical Co. Ltd.	1,700	295,119
Sony Corp.	3,200	307,178
Taisei Corp.	4,700	151,961
TOTAL JAPAN		4,871,843

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
NETHERLANDS – 3.7%
ING Groep N.V. (a)	21,900	$ 196,222
Koninklijke Ahold Delhaize N.V.	3,241	92,885
NN Group N.V.	3,705	154,391
Stellantis N.V.	18,843	286,841
TOTAL NETHERLANDS		730,339
SINGAPORE – 2.5%
Genting Singapore Ltd.	310,600	200,108
Singapore Telecommunications Ltd.	57,500	102,253
Singapore Telecommunications Ltd.	600	1,071
Wilmar International Ltd.	48,900	194,185
TOTAL SINGAPORE		497,617
SPAIN – 4.3%
ACS Actividades de Construccion y Servicios S.A.	4,672	145,987
Banco Bilbao Vizcaya Argentaria S.A.	51,484	235,618
Industria de Diseno Textil S.A.	8,462	251,769
Telefonica S.A.	47,904	206,838
TOTAL SPAIN		840,212
SWEDEN – 1.9%
Essity AB Class B	2,550	81,821
Volvo AB Class B (a)	11,709	290,668
TOTAL SWEDEN		372,489
SWITZERLAND – 8.2%
LafargeHolcim Ltd.	3,305	179,256
Nestle S.A.	3,882	436,550
Novartis AG	3,562	322,446
Roche Holding AG	1,020	352,173
Siemens Energy AG (a)	862	32,025
UBS Group AG	19,593	283,565
TOTAL SWITZERLAND		1,606,015
UNITED KINGDOM – 13.0%
Aviva PLC	53,032	244,105

	Shares	Value

BAE Systems PLC	18,892	$ 119,880
BHP Group PLC	10,303	284,589
Compass Group PLC (a)	9,989	179,760
Dialog Semiconductor PLC (a)	2,314	146,130
GlaxoSmithKline PLC	8,824	164,429
Imperial Brands PLC	13,121	264,861
J Sainsbury PLC	82,454	276,724
M&G PLC	88,847	214,606
RELX PLC	6,863	170,815
Royal Dutch Shell PLC Class B	13,385	233,834
Vodafone Group PLC	144,153	247,122
TOTAL UNITED KINGDOM		2,546,855
TOTAL COMMON STOCKS (Cost $17,464,263)		19,505,100
Money Market Fund – 0.0%

Fidelity Cash Central Fund, 0.09% (b) (Cost $65)	65	65
TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $17,464,328)		19,505,165
NET OTHER ASSETS (LIABILITIES) (c) – 0.6%		119,603
NET ASSETS – 100.0%		$ 19,624,768

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(c)	Includes $7,128 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	1	March 2021	$105,775	$339	$339
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
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Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$3
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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Quarterly Report	5